Debt (AerFunding revolving credit facility and credit agreement) (Details) - USD ($)			12 Months Ended
		Dec. 11, 2017	Dec. 31, 2017	Nov. 30, 2014	Apr. 30, 2006
AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 2,500,000,000.0			$ 1,000,000,000.0
Aircraft purchases, minimum percentage financed			73.50%
Aircraft purchases, maximum percentage financed			80.00%
Required cash reserve as a percentage of outstanding borrowings			5.00%
AerFunding Revolving Credit Facility [Member] | Flight Equipment [Member]
Debt Instrument [Line Items]
Debt instrument, collateral amount			$ 1,100,000,000
AeroTurbine Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity				$ 550,000,000.0
Minimum [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unused loan commitment fee, percentage			0.375%
Average facility utilization fee percentage. equal or greater than 50%			50.00%
Maximum [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Average utilization fee percentage, less than 50%			0.50%
Revolving Period [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument term		3 years
Term Out Period [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument term		2 years
Borrowing Period [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Spread over reference rate	[1]		2.00%
Period from December 11, 2020 to December 10, 2021 [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Spread over reference rate			2.75%
Period from December 11, 2021 to December 10, 2022 [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Spread over reference rate			3.50%
Charitable Trust [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership percentage			95.00%
AerCap Ireland [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership percentage			5.00%

[1]	The borrowing period is until December 10, 2020, after which the loan converts to a term loan.